Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
A reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations for the years ended December 31, 2015 and 2014 is as follows:

(in thousands)
Balance at December 31, 2013	$2,114
Liabilities incurred	7,171
Liabilities settled	(256)
Accretion expense	513
Balance at December 31, 2014	$9,542
Liabilities incurred	5,198
Revisions in estimated cash flows	(3,085)
Liabilities settled	(1,131)
Accretion expense	890
Balance at December 31, 2015	$11,414